Nature of operations and summary of significant accounting policies (Recently Adopted Accounting Pronouncements) (Detail) - USD ($) $ in Thousands		Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Unamortized debt issuance cost	[1]	$ 1,649
Predecessor
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Unamortized debt issuance cost	[1]		$ 2,303	$ 23,426
Senior Notes | Predecessor
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Unamortized debt issuance cost				18,359
Existing Credit Facility | Predecessor
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Unamortized debt issuance cost			$ 2,303	$ 5,067

[1]	Debt issuance costs are presented as a direct deduction from debt rather than an asset pursuant to recent accounting guidance. See table below.